LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON CAPITAL MANAGEMENT DISCIPLINED EQUITY RESEARCH FUND

SUPPLEMENT DATED MAY 31, 2012

TO THE SUMMARY PROSPECTUS, DATED FEBRUARY 29, 2012

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated February 29, 2012, as supplemented on May 31, 2012 and as may be amended or further supplemented, the fund’s statement of additional information, dated February 29, 2012, as supplemented on May 31, 2012 and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated October 31, 2011, are incorporated by reference into this Summary Prospectus.

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Summary Prospectus.

Effective August 1, 2012, Class R1 shares will be closed to new purchases.

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